Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Reinsurance Text Block

Note 7 REINSURANCE

Retrocession reinsurance treaties do not relieve the Company from its obligations to direct writing companies. Failure of retrocessionaires to honor their obligations could result in losses to the Company. Consequently, allowances would be established for amounts deemed uncollectible. At December 31, 2011 and 2010, no allowances were deemed necessary. The Company regularly evaluates the financial condition of its reinsurers and retrocessionaires.

The effect of reinsurance on net premiums is as follows (dollars in thousands):

Years ended December 31,	2011	2010	2009

Direct	$2,590	$2,669	$2,259
Reinsurance assumed	7,701,594	7,198,219	6,241,952
Reinsurance ceded	(368,497)	(541,208)	(519,050)
Net premiums	$7,335,687	$6,659,680	$5,725,161

The effect of reinsurance on claims and other policy benefits as follows (dollars in thousands):

Years ended December 31,	2011	2010	2009

Direct	$4,179	$4,062	$4,098
Reinsurance assumed	6,472,041	5,877,153	5,025,383
Reinsurance ceded	(251,037)	(334,060)	(210,055)
Net claims and other policy benefits	$6,225,183	$5,547,155	$4,819,426

At December 31, 2011 and 2010, there were no reinsurance ceded receivables associated with a single reinsurer with a carrying value in excess of 5% of total assets.

The effect of reinsurance on life insurance in force is shown in the following schedule (dollars in millions):

Life Insurance In Force:	Direct	Assumed	Ceded	Net	Assumed/Net %

December 31, 2011	$76	$2,664,353	$39,987	$2,624,442	101.52%
December 31, 2010	74	2,540,317	42,582	2,497,809	101.70
December 31, 2009	72	2,325,041	46,897	2,278,216	102.06

At December 31, 2011 and 2010, respectively, the Company provided approximately $2.2 billion and $2.1 billion of statutory financial reinsurance, as measured by pre-tax statutory surplus, to other insurance companies under financial reinsurance transactions to assist ceding companies in meeting applicable regulatory requirements. Generally, such financial reinsurance is provided by the Company committing cash or assuming insurance liabilities, which are collateralized by future profits on the reinsured business. The Company earns a fee based on the amount of net outstanding financial reinsurance.

Reinsurance agreements, whether facultative or automatic, may provide for recapture rights on the part of the ceding company. Recapture rights permit the ceding company to reassume all or a portion of the risk formerly ceded to the reinsurer after an agreed-upon period of time, generally 10 years, or in some cases due to changes in the financial condition or ratings of the reinsurer. Recapture of business previously ceded does not affect premiums ceded prior to the recapture of such business, but would reduce premiums in subsequent periods. Additionally, some treaties give the ceding company the right to request the Company to place assets in trust for their benefit to support their reserve credits, in the event of a downgrade of the Company's ratings to specified levels, generally non-investment grade levels, or if minimum levels of financial condition are not maintained. As of December 31, 2011 and 2010, these treaties had approximately $1,277.2 million and $1,138.5 million, respectively, in statutory reserves. Assets placed in trust continue to be owned by the Company, but their use is restricted based on the terms of the trust agreement. Securities with an amortized cost of $1,534.0 million and $1,419.3 million were held in trust to satisfy collateral requirements for reinsurance business for the benefit of certain RGA subsidiaries at December 31, 2011 and 2010, respectively. In addition, the Company's collateral finance facility has asset in trust requirements. See Note 14 – “Collateral Finance Facility” for additional information. Securities with an amortized cost of $2,144.6 million and $1,851.1 million, as of December 31, 2011 and 2010, respectively, were held in trust to satisfy collateral requirements under certain third-party reinsurance treaties. Additionally, under certain conditions, RGA may be obligated to move reinsurance from one RGA subsidiary company to another or make payments under the treaty. These conditions include change in control or ratings of the subsidiary, insolvency, nonperformance under a treaty, or loss of reinsurance license of such subsidiary.